OTHER EXPENSES - OTHER (INCOME) COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Expense [Abstract]
Finance income	$ (5.3)	$ (2.8)
Net foreign exchange gain	(24.3)	(23.9)
Other income, net	$ (29.6)	$ (26.7)